Revenues from Contracts with Customers - Summary of Contract Liabilities Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Contract liabilities	€ 125.5	€ 195.1
Unsatisfied Or Partially Unsatisfied
Disclosure of performance obligations [line items]
Contract liabilities	125.5	195.1
Unsatisfied Or Partially Unsatisfied | Within one year
Disclosure of performance obligations [line items]
Contract liabilities	77.1	186.1
Unsatisfied Or Partially Unsatisfied | More than one year
Disclosure of performance obligations [line items]
Contract liabilities	€ 48.4	€ 9.0